Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	9. Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 22). Goodwill is subsequently measured at cost less amounts provided for impairment. Goodwill acquired in a business combination is assessed to determine whether new cash-generating units (CGUs) are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs (GCGUs) in line with the structure detailed below. These might not always be the same as the CGUs or
GCGUs that include the assets and liabilities of the acquired business.

Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary.
Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

Cash-generating units
The Group’s assets are grouped into cash-generating units (CGUs), which are the smallest identifiable group of assets that generate largely independent cash inflows. The Group’s CGUs are aligned with our organisation structure of Business Units and Global Business Units.
For impairment testing purposes, goodwill is allocated to groups of CGUs (GCGUs), which are based on the four Business Groups, since the synergies acquired through a business combination benefit a Business Group as a whole rather than a specific Business Unit or Global Business Unit. Cash inflows relating to indefinite-life intangible assets are identifiable at Business Unit or Global Business Unit level and are therefore allocated to individual CGUs.

Impairment review
The impairment test is performed by comparing the carrying value of the CGUs or GCGUs with their recoverable value. The recoverable value is primarily based on value in use but also considers fair value less costs of disposal where relevant. Any impairment is charged to the income statement as it arises.

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2025			Software	Other
Cost
1 January 2025	23,471	18,337	3,801	1,156	46,765
Additions through business combinations(a)	764	1,108	1	–	1,873
Disposal of businesses	(4)	(49)	(1)	–	(54)
Distributed through demerger	(3,322)	(712)	(43)	(32)	(4,109)
Additions	–	6	170	1	177
Disposals and other movements	(6)	9	(72)	(65)	(134)
Hyperinflationary adjustment	(108)	(12)	–	–	(120)
Currency retranslation	(1,929)	(1,722)	(217)	(58)	(3,926)
31 December 2025	18,866	16,965	3,639	1,002	40,472
Accumulated amortisation and impairment
1 January 2025	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Amortisation/impairment for the year	–	(48)	(222)	(28)	(298)
Distributed through demerger	–	–	34	24	58
Disposals and other movements	–	1	71	61	133
Currency retranslation	3	18	186	56	263
31 December 2025	(1,157)	(510)	(3,054)	(987)	(5,708)
Net book value 31 December 2025(c)	17,709	16,455	585	15	34,764
9. GOODWILL AND INTANGIBLE ASSETS continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2024			Software	Other
Cost
1 January 2024	22,266	17,967	3,483	1,124	44,840
Additions through business combinations(a)	310	382	–	–	692
Disposal of businesses	(60)	(510)	(26)	(4)	(600)
Reclassification to held for sale(b)	(47)	(47)	(5)	–	(99)
Additions	–	3	229	1	233
Disposals and other movements	132	2	(23)	9	120
Hyperinflationary adjustment	284	34	–	–	318
Currency retranslation	586	506	143	26	1,261
31 December 2024	23,471	18,337	3,801	1,156	46,765
Accumulated amortisation and impairment
1 January 2024	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Amortisation/impairment for the year	–	(127)	(213)	(35)	(375)
Disposals and other movements	(3)	–	47	(8)	36
Currency retranslation	–	(9)	(116)	(26)	(151)
31 December 2024	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Net book value 31 December 2024(c)	22,311	17,856	678	56	40,901
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2025, as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2024 where the initial acquisition accounting was provisional at the end of 2024. See note 22 for further details.
(b)Goodwill and intangibles in relation to Conimex amounting to €17 million in 2024 were reclassified as held for sale and were subsequently disposed in 2025 (2024: €532 million for Elida
Beauty).
(c)Within indefinite-life intangible assets, there are five existing brands that have a significant carrying value: Horlicks €2,310 million (2024: €2,719 million), Knorr €1,793 million (2024:
€1,860 million), Paula’s Choice €1,602 million (2024: €1,807 million), Hellmann’s €1,161 million (2024: €1,285 million) and Carver Korea €1,158 million (2024: €1,278 million).
SIGNIFICANT CGUS
The goodwill and indefinite-life assets held in the GCGUs and CGUs shown below are considered significant within the total carrying amounts of goodwill and indefinite-life intangible as at 31 December 2025.

	2025 GCGUs	2024 GCGUs
	€ billion Goodwill	€ billion Goodwill
Beauty & Wellbeing	4.5	5.0
Personal Care	4.5	4.2
Home Care	0.8	0.9
Foods	7.9	8.6
Ice Cream(a)	–	3.6
Total GCGUs	17.7	22.3

	2025 CGUs	2024 CGUs
	€ billion Indefinite-life intangible assets	€ billion Indefinite-life intangible assets
Foods India and Nepal	2.5	3.0
Prestige	2.9	3.2
Wellbeing	1.5	1.7
Beauty & Wellbeing North America	0.9	1.0
Total Significant CGUs	7.8	8.9
Others(b)	8.7	9.0
Total CGUs	16.5	17.9
(a)Goodwill relating to Ice Cream amounting to €3.3 billion has been derecognised on account of the demerger.
(b)Included within Others are individually insignificant amounts of intangible assets.
9. GOODWILL AND INTANGIBLE ASSETS continued
KEY ASSUMPTIONS
In performing our annual impairment testing, the recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows. Each GCGU’s value in use is based on the aggregated value in use of the CGUs grouped under the respective GCGU.
Projected cash flows include specific estimates for one-year at the CGU level. The growth rates and operating margins applied for the one‑year period are based on the Group’s strategic plan, which reflects expected economic conditions and incorporates the potential future impact of climate change. The CGU‑specific one‑year cash flows are taken directly from the Group's strategic plan, which includes both the initiatives underway to reduce carbon emissions in line with our CTAP and management’s assessment of the potential impact of climate change on operations. The growth rates used for GCGUs and significant CGUs are set out below:
For the year 2025

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods
Longer-term sustainable growth rates	3%	3%	4%	3%
Discount rate	12%	12%	12%	11%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	6%	2%	2%	2%
For the year 2024

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods
Longer-term sustainable growth rates	3%	2%	3%	3%
Average near-term nominal growth rates(a)	5%	3%	3%	3%
Discount rate	11%	11%	12%	11%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	7%	2%	2%	2%
Average near-term nominal growth rates(a)	7%	8%	11%	1%
(a)As explained above, our 2025 annual impairment testing is based on one year projected cash flows (in 2024, this was five years) and so the average near term nominal growth rate is no longer considered a key assumption, nor is the headroom sensitive to these growth rates.
The estimated cash flows after year one are extrapolated using a longer-term sustainable growth rate, which is determined as external forecasts for the relevant market.
In 2025, the projected cash flows are discounted using pre-tax discount rates. The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market and country risk premium. Given the higher number of CGUs spread across different markets, the CGU discount rates are in the range 9.6%–18.2% (2024: 9.0%–16.5%). For significant CGUs, the discount rates are in the range 9.7%–12.3%
(2024: 9.0%–11.4%).
There are no reasonably possible changes in key assumptions that would cause the carrying amount of any CGU to exceed its recoverable amount.
The Ice Cream business met the criteria for held for distribution on 5 December 2025. At this point, an impairment test was conducted to assess its carrying value compared to its fair value. No impairment was identified.
Impairment of REN
Following Unilever’s decision in May 2025 to close the REN business in the Beauty & Wellbeing Business Group, the indefinite‑life REN trademark no longer met recognition criteria. Accordingly, the asset was written off in full, resulting in an impairment charge of €42 million.